Acquisitions and Divestitures Southern Propane Inc. (Details) - USD ($) $ in Thousands		12 Months Ended
	May 08, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Acquisitions partially funded by the issuance of common units		$ 0	$ 3,442	$ 414,396
Goodwill		$ 217,498	$ 232,954	$ 383,018
Southern Propane Inc.
Business Acquisition [Line Items]
Consideration transferred	$ 16,300
Cash	12,500
Payment for final working capital adjustment	$ 100
Common units issued (shares)	266,951
Acquisitions partially funded by the issuance of common units	$ 3,400
Remaining contingent liability released in 2016	200
Goodwill	5,800
Property, plant and equipment acquired	3,000
Accounts receivable acquired	1,000
Customer relationships | Southern Propane Inc.
Business Acquisition [Line Items]
Intangible assets acquired	$ 6,200
Weighted average useful life	12 years
Other | Southern Propane Inc.
Business Acquisition [Line Items]
Intangible assets acquired	$ 300